Investments and Other Property (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment balance
Total investments and other property	$ 84	$ 83	$ 73
Assets related to employee benefit plans, including employee savings programs, net of distributions
Summary of Investment balance
Total investments and other property	82	80	70
Land
Summary of Investment balance
Total investments and other property	$ 2	$ 3	$ 3